Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 11 – Subsequent Events

Equity Financing

On November 25, 2024, we entered into a Securities Purchase Agreement with Streeterville, upon the closing of which we will issue and sell to Streeterville (i) 6,300 shares of newly designated Series 1 Preferred for an aggregate purchase price of $6,300,000, and (ii) that number of shares of our Class A common stock, as calculated in accordance with the terms of the Securities Purchase Agreement (the “Pre-Delivery Shares”), for an aggregate purchase price of $0.0001 multiplied by the number of Pre-Delivery Shares issuable. The Series 1 Preferred will have a stated value of $1,111 per share, will accrue a 10% per annum rate of return, payable quarterly in additional shares of Class A common stock or cash at our election, and will be convertible into Class A common stock at a fixed conversion price of $9.00 per share, subject to adjustment upon the occurrence of certain trigger events as defined in the Securities Purchase Agreement.

Equity Line

On November 25, 2024, we also entered into an Equity Purchase Agreement with Atlas, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Atlas will purchase up to an aggregate of $50,000,000 of our Class A common stock over the 24-month term of the Equity Line. Concurrently with the Equity Purchase Agreement, we also entered into a Registration Rights Agreement with Atlas, pursuant to the terms of which we have agreed to file one or more registration statements registering the sale of the shares of Class A common stock that may be issued to Atlas under the Equity Purchase Agreement.